Cover Page Document	Nov. 04, 2026	Aug. 05, 2026
Cover [Abstract]
Document Type		8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name		Carriage Services, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		1-11961
Entity Tax Identification Number		76-0423828
Entity Address, Address Line One		3040 Post Oak Boulevard, Suite 300
Entity Address, City or Town		Houston
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		77056
City Area Code		713
Local Phone Number		332-8400
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Title of 12(b) Security		Common Stock, par value $.01 per share
Trading Symbol		CSV
Security Exchange Name		NYSE
Entity Central Index Key		0001016281
Amendment Flag		false